Exhibit 99.1

World Omni Auto Receivables Trust 2022-C

Monthly Servicer Certificate

May 31, 2024

Dates Covered
Collections Period	05/01/24 - 05/31/24
Interest Accrual Period	05/15/24 - 06/16/24
30/360 Days	30
Actual/360 Days	33
Distribution Date	06/17/24

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 04/30/24	472,599,649.92	24,983
Yield Supplement Overcollateralization Amount 04/30/24	35,087,725.37	0
Receivables Balance 04/30/24	507,687,375.29	24,983
Principal Payments	21,662,445.55	630
Defaulted Receivables	638,243.45	23
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 05/31/24	32,911,034.40	0
Pool Balance at 05/31/24	452,475,651.89	24,330

Pool Statistics	$ Amount	# of Accounts
Pool Factor	43.20%
Prepayment ABS Speed	1.41%
Aggregate Starting Principal Balance	1,123,484,105.00	42,981

Delinquent Receivables:
Past Due 31-60 days	8,011,197.39	321
Past Due 61-90 days	2,710,569.37	97
Past Due 91-120 days	363,841.67	15
Past Due 121+ days	0.00	0
Total	11,085,608.43	433

Total 31+ Delinquent as % Aggregate Ending Principal Balance	2.28%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.63%
Delinquency Trigger Occurred	NO

Recoveries	766,126.63
Aggregate Net Losses/(Gains) - May 2024	(127,883.18)
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	-0.30%
Prior Net Losses/(Gains) Ratio	0.40%
Second Prior Net Losses/(Gains) Ratio	0.15%
Third Prior Net Losses/(Gains) Ratio	1.06%
Four Month Average	0.33%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.47%

Overcollateralization Target Amount	5,081,353.05
Actual Overcollateralization	5,081,353.05
Weighted Average Contract Rate	4.56%
Weighted Average Contract Rate, Yield Adjusted	8.79%
Weighted Average Remaining Term	43.51

Flow of Funds	$ Amount
Collections	24,349,095.27
Investment Earnings on Cash Accounts	25,939.62
Servicing Fee	(423,072.81)
Transfer to Collection Account	-
Available Funds	23,951,962.08

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	1,292,970.71
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	103,442.92
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	55,350.58
(7) Noteholders' Third Priority Principal Distributable Amount	15,042,644.98
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,081,353.05
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	2,376,199.84

Total Distributions of Available Funds	23,951,962.08

Servicing Fee	423,072.81
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	966,300,000.00
Original Class B	30,350,000.00
Original Class C	15,130,000.00

Total Class A, B, & C
Note Balance @ 05/15/24	467,518,296.87
Principal Paid	20,123,998.03
Note Balance @ 06/17/24	447,394,298.84

Class A-1
Note Balance @ 05/15/24	0.00
Principal Paid	0.00
Note Balance @ 06/17/24	0.00
Note Factor @ 06/17/24	0.0000000%

Class A-2
Note Balance @ 05/15/24	70,438,296.87
Principal Paid	20,123,998.03
Note Balance @ 06/17/24	50,314,298.84
Note Factor @ 06/17/24	12.4324929%

Class A-3
Note Balance @ 05/15/24	252,900,000.00
Principal Paid	0.00
Note Balance @ 06/17/24	252,900,000.00
Note Factor @ 06/17/24	100.0000000%

Class A-4
Note Balance @ 05/15/24	98,700,000.00
Principal Paid	0.00
Note Balance @ 06/17/24	98,700,000.00
Note Factor @ 06/17/24	100.0000000%

Class B
Note Balance @ 05/15/24	30,350,000.00
Principal Paid	0.00
Note Balance @ 06/17/24	30,350,000.00
Note Factor @ 06/17/24	100.0000000%

Class C
Note Balance @ 05/15/24	15,130,000.00
Principal Paid	0.00
Note Balance @ 06/17/24	15,130,000.00
Note Factor @ 06/17/24	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	1,451,764.21
Total Principal Paid	20,123,998.03
Total Paid	21,575,762.24

Class A-1
Coupon	2.96900%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	3.73000%
Interest Paid	218,945.71
Principal Paid	20,123,998.03
Total Paid to A-2 Holders	20,342,943.74

Class A-3
Coupon	3.66000%
Interest Paid	771,345.00
Principal Paid	0.00
Total Paid to A-3 Holders	771,345.00

Class A-4
Coupon	3.68000%
Interest Paid	302,680.00
Principal Paid	0.00
Total Paid to A-4 Holders	302,680.00

Class B
Coupon	4.09000%
Interest Paid	103,442.92
Principal Paid	0.00
Total Paid to B Holders	103,442.92

Class C
Coupon	4.39000%
Interest Paid	55,350.58
Principal Paid	0.00
Total Paid to C Holders	55,350.58

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	1.4348615
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	19.8896974
Total Distribution Amount	21.3245589

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.5410074
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	49.7257179
Total A-2 Distribution Amount	50.2667253

A-3 Interest Distribution Amount	3.0500000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	3.0500000

A-4 Interest Distribution Amount	3.0666667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	3.0666667

B Interest Distribution Amount	3.4083334
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	3.4083334

C Interest Distribution Amount	3.6583331
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	3.6583331

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	747.50
Noteholders' Principal Distributable Amount	252.50

Account Balances	$ Amount
Reserve Account
Balance as of 05/15/24	5,058,901.50
Investment Earnings	22,536.25
Investment Earnings Paid	(22,536.25)
Deposit/(Withdrawal)	-
Balance as of 06/17/24	5,058,901.50
Change	-

Required Reserve Amount	5,058,901.50

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$3,229,845.10	$3,204,306.26	$3,157,870.15
Number of Extensions	124	119	116
Ratio of extensions to Beginning of Period Receivables Balance	0.64%	0.61%	0.57%